Note 33 - Employee Benefits - Awards Granted Released and Remaining (Detail) - DB Equity Plans [Domain Member] - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Share-Based Plans [Line Items]
Weighted average fair value per award granted in year	€ 9.85	€ 9.53
Weighted average share price at release in year	11.51	10.04
Weighted average remaining contractual life in years	€ 1.5	€ 1.5